ANNUAL REPORT
                                                              SEPTEMBER 30, 1999

                                 REYNOLDS FUNDS
                              NO-LOAD MUTUAL FUNDS

REYNOLDS
BLUE CHIP GROWTH FUND
SEEKING LONG-TERM CAPITAL APPRECIATION,
WITH CURRENT INCOME A SECONDARY OBJECTIVE

REYNOLDS
OPPORTUNITY FUND
SEEKING LONG-TERM CAPITAL APPRECIATION

REYNOLDS
U.S. GOVERNMENT BOND FUND
SEEKING A HIGH LEVEL OF CURRENT INCOME

REYNOLDS
MONEY MARKET FUND
SEEKING A HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH A STABLE NET ASSET VALUE

                                 1-800-773-9665

                                 REYNOLDS FUNDS

Dear Fellow Shareholders:                                     November 3, 1999

  We appreciate your continued confidence in the Reynolds Funds and would like to welcome our many new shareholders. The Reynolds Blue Chip Growth Fund was ranked #1 among Growth and Income Funds by Lipper Inc. for the five years ended September 30, 1999. The Web Site for the Reynolds Funds is www.reynoldsfunds.com.

  We are pleased to introduce a new investment option, the Reynolds Fund. This Fund is No-Load and is now available for investment. I am the portfolio manager of this Fund in addition to continuing to manage the four other No-Load Reynolds Funds. The Reynolds Fund is a general stock fund and is intended to be a core investment holding. The Fund may own common stocks of all types and sizes and will mainly invest in common stocks of U.S. headquartered companies. While the Fund will generally invest in "growth companies", it may also invest in "value stocks".

  The Reynolds Blue Chip Growth and Opportunity Funds had strong appreciation for the twelve months ended September 30, 1999:

                   October 1, 1998 through September 30, 1999

                                     +48.6%
                                    REYNOLDS
                                   BLUE CHIP
                                  GROWTH FUND

                                     +60.0%
                                    REYNOLDS
                                OPPORTUNITY FUND

  The Blue Chip and Opportunity Funds also had strong appreciation for the three years ended September 30, 1999:

                          Average Annual Total Returns
                   October 1, 1996 through September 30, 1999

                                     +35.5%
                                    REYNOLDS
                                   BLUE CHIP
                                  GROWTH FUND

                                     +30.8%
                                    REYNOLDS
                                OPPORTUNITY FUND

  The Blue Chip and Opportunity Funds also had strong appreciation for the five years ended September 30, 1999:

                          Average Annual Total Returns
                   October 1, 1994 through September 30, 1999

                                     +31.8%
                                    REYNOLDS
                                   BLUE CHIP
                                  GROWTH FUND

                                     +28.2%
                                    REYNOLDS
                                OPPORTUNITY FUND

  The Blue Chip Fund has received many awards for its recent performance including:

  (1) America Online - Featured on Sage Online - September 8, 1999.

  (2) American Association of Individual Investor's Magazine - featured in the May, 1999 issue.

  (3) CNBC - Featured on October 22, 1999.

  (4) Investor's Business Daily - The Blue Chip Fund has received an A+ ranking from Investor's Business Daily. Investor's Business Daily ranks mutual funds on the basis of a moving 36-month performance. The top 5% of all mutual funds receive an A+ ranking. Investor's Business Daily considered 4,929 mutual funds for the three years ended September 30, 1999 in determining this ranking.

  (5) Lipper Inc. - #1 ranking out of 347 Growth & Income funds for the five years ended September 30, 1999, ranked #2 out of 537 funds for the three years ended September 30, 1999 and ranked #2 out of 150 funds for the ten years ended September 30, 1999, and ranked #5 out of 859 funds for the one year ended September 30, 1999.

  (6) Mutual Funds Magazine - Chosen as the #1 growth mutual fund for 2000 in the December, 1999 edition.

  (7) Standard & Poor's The Outlook - Recommended in the July 28, 1999 issue.

                        THE REYNOLDS BLUE CHIP GROWTH FUND

  The Reynolds Blue Chip Growth Fund has investments in many of the premier larger worldwide growth companies. These companies have proven management, strong financials including low debt and high return on equity, leading research and development, and dominant worldwide products with good unit growth. In addition, many of these companies are not significantly affected by economic fluctuations. The probabilities highly favor that the diversified group of industry leading companies held in the Blue Chip Fund will remain industry leaders over the long-term, continue to strongly increase their earnings, and continue to significantly increase future shareholder wealth.

  The Blue Chip Fund's return was +13.1% for the nine months ended September 30, 1999. The Blue Chip Fund's return was +48.6% for the one-year ended September 30, 1999, +148.9% for the three years ended September 30, 1999 and +297.8% for the five years ended September 30, 1999. These were average annual compounded rates of return of +35.5% and +31.8%, respectively. The Blue Chip Fund's return was +407.5% for the ten years ended September 30, 1999. This was an average annual compounded rate of return of +17.6%. The Blue Chip Fund increased +512.3% since inception (August 12, 1988) through September 30, 1999. This was an average annual compounded rate of return of +17.7%.

  The Board of Directors declared a distribution of $0.00526 from net long-term realized gains on October 27, 1999. This distribution was paid on October 28, 1999 to shareholders of record on October 26, 1999.

                          THE REYNOLDS OPPORTUNITY FUND

  The Reynolds Opportunity Fund generally invests in medium and large size high quality companies that have proven themselves in the marketplace and are leaders in their industries. These well-managed companies usually have sales of more than $500 million and are demonstrating strong earnings growth from proprietary innovative products.

  A long-term investment in the Reynolds Opportunity Fund should be a good complement to a long-term investment in the new Reynolds Fund and the Reynolds Blue Chip Growth Fund. We are making a high probability bet with the companies in the Opportunity Fund, just as we are with the companies in the Blue Chip Fund, that the majority of the companies within a well diversified group of proven worldwide leading companies will continue to be leaders and strongly increase their earnings and shareholder wealth in the future.

  The Reynolds Opportunity Fund increased +20.7% for the nine months ended September 30, 1999 and +60.0% for the one-year year ended September 30, 1999. The Opportunity Fund increased +123.8% for the three years ended September 30, 1999 and increased +246.9% for the five years ended September 30, 1999. These were average annual compounded rates of return of +30.8% and 28.2%, respectively. The Opportunity Fund increased +250.1% since inception (January 30, 1992) through September 30, 1999. This was an average annual compounded rate of return of +17.8%.

  The Board of Directors declared a distribution of $0.01118 from net long-term realized gains and $0.09367 from net short-term realized gains on October 27, 1999. These distributions were paid on October 28, 1999 to shareholders of record on October 26, 1999.

                      THE REYNOLDS U.S. GOVERNMENT BOND FUND

  The Reynolds U.S. Government Bond Fund emphasizes high quality investments in U.S. Treasury Bonds, Treasury Notes and Treasury Bills of varying maturities. As of September 30, 1999, the assets were invested approximately 91% in U.S. Treasury Securities and 9% in high quality cash equivalents.

  The Reynolds U.S. Government Bond Fund is designed to satisfy many of the fixed income objectives of investors. For example, the Bond Fund is actively managed and is invested in bonds of many different maturities, which reduces the risk that a large percentage of the bonds in the Fund mature at an inopportune time for reinvestment. The Bond Fund had a dollar weighted average maturity of
1.6 years on September 30, 1999. The average maturity of the bonds in the Fund is continually reevaluated and adjusted based on short and long-term economic, inflation and interest rate forecasts.

  The Reynolds U.S. Government Bond Fund's return was +3.2% for the one-year ended September 30, 1999. The Bond Fund's return was +15.7% for the three years ended September 30, 1999 and +31.1% for the five years ended September 30, 1999. These were average annual compounded rates of return of +5.0% and +5.6%, respectively. The Bond Fund's return was +44.6% since inception (January 30,
1992) through September 30, 1999. This was an average annual compounded rate of return of +4.9%.

                          THE REYNOLDS MONEY MARKET FUND

  The Reynolds Money Market Fund is designed to provide for investor's short-term cash management needs. For ease of redemption, the Money Market Fund offers: (1) free check writing (in amounts of $500 or more); or (2) telephone redemption where either a check is mailed to the shareholder, or money may be wired to the shareholder's bank account ($12.00 wiring charge). As of September 30, 1999, the assets of the Reynolds Money Market Fund were invested approximately 78% in high quality commercial paper and 22% in high quality cash equivalents. As of September 30, 1999, the dollar weighted average days to maturity of the Money Market Fund was 65 days.

  The Reynolds Money Market Fund's yield should vary with the rate of inflation over the years. Its yield is usually higher than inflation and higher than or approximately the same as most brokerage-firm sponsored money market funds. Brokerage-firm sponsored money market funds typically have higher expense structures due to their higher marketing costs. The Reynolds Money Market Fund's yield is almost always higher than rates paid by most short-term bank accounts. The rates paid by banks are lower because banks typically have higher overhead.

  The Reynolds Money Market Fund's return was +4.5% for the one-year ended September 30, 1999. The Money Market's return was +15.0% for the three years ended September 30, 1999 and +26.9% for the five years ended September 30, 1999. These were average annual compounded rates of returns of +4.8% and +4.9%, respectively. The Money Market Fund returned +44.3% since inception (January 30, 1991) through September 30, 1999. This was an average annual compounded rate of return of +4.3%.

                               ECONOMIC DISCUSSION

                                THE WORLD ECONOMY

  Economic growth has slowed in several regions of the world. However, some of these economies are beginning to improve and others should improve in the future. Over the long-term, there are more than 1.5 billion people in the world who will be experiencing a higher standard of living and using and consuming many products as capitalism grows and Communism declines in many countries such as China and Eastern Europe. Many other countries, such as India and Latin America, have rapidly emerging middle classes, which desire western goods and services and governments that are encouraging foreign investment.

  Worldwide inflation remains low. There are many reasons for this including: the current slowdown in worldwide growth; committed central bankers; fiscal restraint by governments; worldwide competition for products and labor is keeping costs low; and the collapse of Communism is making economic systems more efficient. In addition, cost cutting and restructuring is spreading to many countries, more efficient private-sector operations are replacing inefficient state-run enterprises, excess capacity exists in many markets and advances in technology and the internet are helping to improve efficiencies. The Blue Chip and Opportunity Funds and the new Reynolds Fund are well positioned to participate in these long-term worldwide growth trends through their investments in U.S. headquartered and foreign headquartered companies.

                                 THE U.S. ECONOMY

  The majority of government and private sector data indicate that the U.S. economy will continue to have moderate, but not excessive, broad based growth. Gross Domestic Product (GDP) increased 4.3% in 1998 after increasing 4.5% in 1997. GDP is estimated to increase 4.0% in 1999 and 3.0% in 2000. The U.S. economy is affected by the strengths and weaknesses of other economies, but not as much as is sometimes implied in the financial press. For example, exports are only 14% of U.S. GDP.

  U.S. inflation is low relative to the last thirty years due to slowing worldwide growth and good decisions made by the Federal Reserve. U.S. inflation increased at a manageable 1.6% rate in 1998 after increasing 2.3% in 1997. U.S. inflation is estimated to increase 2.1% in 1999 and 2.3% in 2000.

                                INVESTMENT OUTLOOK

  There are many investment positives. Among them are: (1) the current environment of moderate U.S. economic growth, inflation and interest rates is a strong positive; (2) U.S. industry is more competitive than at any time in the past quarter century; (3) U.S. companies are the leaders in the majority of industries worldwide; (4) the U.S. budget is running a surplus versus a deficit in the early 1990s; and (5) productivity is increasing.

                       INFORMATION ABOUT THE REYNOLDS FUNDS

  FOR AUTOMATIC CURRENT DAILY NET ASSET VALUES: Call 1-800-773-9665 (1-800-7REYNOLDS) twenty-four hours-a-day, seven days a week and press "1" then "2". The updated current net asset values for all of the Reynolds Funds are usually available each business day after 5 P.M. (PST).

  FOR REYNOLDS MONEY MARKET FUND AND U.S. GOVERNMENT BOND FUND CURRENT ONE AND SEVEN DAY YIELDS: Call 1-800-773-9665 and press "1" then "2".

  FOR SHAREHOLDERS TO AUTOMATICALLY ACCESS THEIR CURRENT ACCOUNT INFORMATION:
Call 1-800-773-9665 (twenty-four hours-a-day, seven days a week) and press "1" then "3" and enter your 16 digit account number which appears at the top of your statement.

  TO SPEAK TO A FUND REPRESENTATIVE REGARDING QUESTIONS, CURRENT DAILY NET
ASSET VALUES AND CURRENT ACCOUNT INFORMATION: Call 1-800-773-9665 and press "1" then "0" from 6 A.M. to 5 P.M. (PST).

  INFORMATION AVAILABLE ON THE REYNOLDSFUNDS.COM WEB SITE: Most recent quarterly top ten holdings and industry percentages, current net asset values (usually available about one hour earlier than by calling the Reynolds Funds 800 number), detailed financial statistics and graphs of past performance.

  SHAREHOLDER STATEMENT FREQUENCY: Consolidated statements summarizing all Reynolds Funds held by a shareholder are sent quarterly. In addition, individual Fund statements are sent whenever a transaction occurs. These transactions are: (1) Reynolds Money Market and U.S. Government Bond Fund statements are sent monthly when each month's accrued dividends are posted; (2) Reynolds Fund, Blue Chip and Opportunity Fund statements are sent twice a year when any ordinary income or capital gains are distributed; and (3) statements are sent for any of the Funds when a shareholder purchases or redeems shares.

  TAX REPORTING: Individual 1099 forms, which summarize any dividend income and any long- or short-term capital gains, are sent annually to shareholders each January. The percentage of income earned from various government securities for the Reynolds Funds, if any, is also reported in January.

  NEWSPAPER LISTING OF NET ASSET VALUE: The Blue Chip and Opportunity Funds are listed in many major daily newspapers including Investor's Business Daily, The New York Times, The Wall Street Journal and USA Today. Many newspapers have a separate heading listed alphabetically for the Reynolds Funds. The Blue Chip Fund and Opportunity Fund appear under that heading. The Blue Chip Fund has the symbol Reynlds BC, Reynlds BCG, Rey BC, ReynBlCh, ReynBluCh or Blue Chip. The Opportunity Fund has the symbol Reynlds Op, Reynlds Opport or Opportunity. The new Reynolds Fund and the U.S. Government Bond Fund will be listed in newspapers once they have either $25 million of net assets or 1,000 shareholders.

  NASDAQ SYMBOLS: Reynolds Blue Chip Growth Fund - RBCGX, Reynolds Opportunity Fund - ROPPX, Reynolds U.S. Government Bond Fund - RUSGX, Reynolds Money Market Fund - REYXX, Reynolds Fund - no symbol yet.

  MINIMUM INVESTMENT: $1,000 for regular and retirement accounts. ($100 for additional investments for all accounts - except for the Automatic Investment Plan, which is $50 for regular and retirement plan accounts).

  PROTOTYPE PLANS FOR RETIREMENT PLANS: All types are offered including the Roth IRA, Education IRA, SIMPLE IRA Plan, 401k, SEPIRA, 403b and Keogh Plans.

  AUTOMATIC INVESTMENT PLAN: There is no charge to automatically debit your checking account or your account in any of the Reynolds Funds at periodic intervals to make automatic purchases in any of the Reynolds Funds. This is useful for dollar cost averaging.

  SYSTEMATIC WITHDRAWAL PLAN: For shareholders with a $10,000 minimum starting balance, there is no charge to automatically redeem shares ($100 minimum) in any of the Reynolds Funds as often as monthly and send a check to you or wire to your bank account.

  EXCHANGES OR REGULAR REDEMPTIONS:  As often as desired - no charge.

  PORTFOLIO MANAGER: Frederick Reynolds is the portfolio manager of each of the Reynolds Funds.

  THE REYNOLDS FUNDS ARE NO-LOAD: No front-end sales commissions or redemption fees "loads" are charged. Over 40% of all mutual funds impose these marketing charges that are ultimately paid by the shareholder. These marketing charges are either: (1) a front-end fee or "load" in which up to 5% of a shareholder's assets are deducted from the original investment (some funds even charge a fee when a shareholder reinvests capital gains or dividends); or (2) a back-end penalty fee or "load" which is typically deducted from a shareholder's account if a shareholder redeems within five years of the original investment. These fees reduce a shareholder's return. The Reynolds Funds are No-Load as they do not have these extra charges.

  One hundred percent of our company's pension plan is invested in the Reynolds Funds. We look forward to strong results in the future.

Sincerely,

/s/ Frederick L. Reynolds

Frederick L. Reynolds
President

      80 East Sir Francis Drake Blvd. o Larkspur, CA 94939 o 415-461-7860

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Reynolds Funds unless accompanied or preceded by the Funds' current prospectus. Past performance is not indicative of future performance. Investment return and principal value of an investment may fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Reynolds Blue Chip Growth Fund
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

 The Blue Chip Growth Fund's performance was positively affected in the fiscal year ended September 30, 1999 by the strong earnings growth of many of the stocks in its portfolio and by the market leadership of high quality growth companies. Throughout the fiscal year ended September 30, 1999 much of the gains in the equity markets were attributable to a relatively small group of larger capitalization growth companies. Many of these stocks were held by the Blue Chip Growth Fund as its principal investment strategy is to invest in "blue chip" companies like these market leaders. The Blue Chip Growth Fund was also positively affected by the continuing economic recovery which positively influenced equity markets during the fiscal year.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
            REYNOLDS BLUE CHIP GROWTH FUND AND S&P 500 INDEX(1)<F1>

          DATE       REYNOLDS BLUE CHIP GROWTH FUND     S&P 500 INDEX
          9/30/89               $10,000                   $10,000
          9/30/90                $9,500                    $9,070
          9/30/91               $12,056                   $11,918
          9/30/92               $13,020                   $13,241
          9/30/93               $12,434                   $14,962
          9/30/94               $12,757                   $15,501
          9/30/95               $17,261                   $20,120
          9/30/96               $20,385                   $24,225
          9/30/97               $29,191                   $34,084
          9/30/98               $34,145                   $37,203
          9/30/99               $50,726                   $47,545

           Past performance is not predictive of future performance.

                          AVERAGE ANNUAL TOTAL RETURN

                    1-YEAR           5-YEAR         10-YEAR
                    ------           ------         -------
                    48.6%            31.8%           17.6%

(1)<F1> The Standard & Poor's 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Standard & Poor's Ratings Group designates the stocks to be included in the Index on a statistical basis. A particular stock's weighting in the Index is based on its relative total market value (i.e., its market price per share times the number of shares outstanding). Stocks may be added or deleted from the Index from time to time.

Reynolds Blue Chip Growth Fund
STATEMENT OF NET ASSETS
September 30, 1999

                                                                    QUOTED
  SHARES                                                         MARKET VALUE
  ------                                                         ------------
LONG-TERM INVESTMENTS -- 97.2% (A)<F3>

COMMON STOCKS -- 97.2% (A)<F3>

            AIRLINES/AEROSPACE -- 0.9%
     2,000  AlliedSignal Inc.                                    $    119,875
    12,000  AMR Corp.*<F2>                                            654,000
    16,000  Boeing Co.                                                682,000
    12,500  Delta Air Lines, Inc.                                     606,250
     2,000  General Motors Corp. Cl H*<F2>                            114,500
    10,500  UAL Corp.*<F2>                                            685,781
    11,000  United Technologies Corp.                                 652,438
                                                                 ------------
                                                                    3,514,844
            AUTOMOTIVE -- 0.1%
     2,000  Federal-Mogul Corp.                                        55,125
     6,500  General Motors Corp.                                      409,094
                                                                 ------------
                                                                      464,219
            BANKS -- 1.1%
    16,526  Bank of America Corp.                                     920,292
    48,375  Citigroup Inc.                                          2,128,500
     7,500  J.P. Morgan & Co. Inc.                                    856,875
    11,000  Wells Fargo Co.                                           435,875
                                                                 ------------
                                                                    4,341,542
            BEVERAGES -- 2.6%
    16,000  Anheuser-Busch Companies, Inc.                          1,121,000
   115,000  The Coca-Cola Co.                                       5,527,187
   107,000  PepsiCo, Inc.                                           3,236,750
                                                                 ------------
                                                                    9,884,937
            BIOTECHNOLOGY -- 0.7%
    21,000  Amgen Inc.*<F2>                                         1,711,500
    12,000  Biogen, Inc.*<F2>                                         945,750
     2,000  Human Genome Sciences, Inc.*<F2>                          147,500
                                                                 ------------
                                                                    2,804,750
            BUILDING -- 1.6%
    76,500  The Home Depot, Inc.                                    5,249,812
    23,000  Lowe's Companies, Inc.                                  1,121,250
                                                                 ------------
                                                                    6,371,062
            CABLE TV/BROADCASTING -- 0.3%
     2,000  Clear Channel
              Communications, Inc.*<F2>                               159,750
    13,000  Cox Communications, Inc.*<F2>                             542,750
     4,000  General Instrument Corp.*<F2>                             192,500
     2,000  Jones Intercable Inc. Cl A*<F2>                           108,125
                                                                 ------------
                                                                    1,003,125
            CHEMICALS -- 0.5%
     2,000  Dow Chemical Co.                                          227,250
     4,000  E.I. du Pont de Nemours & Co.                             243,500
     9,500  Minnesota Mining &
              Manufacturing Co.                                       912,594
     8,000  Waters Corp.*<F2>                                         484,500
                                                                 ------------
                                                                    1,867,844
            COMPUTER NETWORKING -- 4.8%
    53,000  3Com Corp.*<F2>                                         1,523,750
   223,500  Cisco Systems Inc.*<F2>                                15,323,719
     8,000  Citrix Systems, Inc.*<F2>                                 495,500
    31,000  Legato Systems, Inc.*<F2>                               1,351,404
                                                                 ------------
                                                                   18,694,373
            COMPUTER & PERIPHERALS -- 10.0%
    16,000  Apple Computer, Inc.*<F2>                               1,013,000
   109,500  Compaq Computer Corp.                                   2,511,656
   145,000  Dell Computer Corp.*<F2>                                6,062,812
     4,000  Electronics for Imaging, Inc.*<F2>                        205,625
    61,000  EMC Corp. (Mass.)*<F2>                                  4,357,688
    45,000  Gateway, Inc.*<F2>                                      1,999,688
    57,500  Hewlett-Packard Co.                                     5,290,000
    77,000  International Business
              Machines Corp.                                        9,345,875
     7,000  Iomega Corp.*<F2>                                          23,625
    14,000  Lexmark International
              Group, Inc.*<F2>                                      1,127,000
     5,000  Network Appliance, Inc.*<F2>                              358,125
    70,000  Sun Microsystems, Inc.*<F2>                             6,510,000
                                                                 ------------
                                                                   38,805,094
            COMPUTER SOFTWARE & SERVICES -- 6.7%
     5,500  Adobe Systems Inc.                                        624,250
    21,000  Automatic Data Processing, Inc.                           937,125
     6,000  BMC Software, Inc.*<F2>                                   429,375
    35,625  Computer Associates
              International, Inc.                                   2,182,031
    16,000  Computer Sciences Corp.*<F2>                            1,125,000
       500  Fiserv, Inc.*<F2>                                          16,250
     7,000  Intuit Inc.*<F2>                                          613,593
   159,000  Microsoft Corp.*<F2>                                   14,399,437
    10,000  Networks Associates, Inc.*<F2>                            191,250
    59,716  Oracle Corp.*<F2>                                       2,717,078
    21,000  PeopleSoft, Inc.*<F2>                                     355,688
       500  Red Hat, Inc.*<F2>                                         48,000
     8,000  SAP AG ADR                                                302,000
    15,000  Siebel Systems, Inc.*<F2>                                 999,375
    13,000  VERITAS Software Corp.*<F2>                               987,188
                                                                 ------------
                                                                   25,927,640
            DRUGS -- 8.2%
    54,200  Bristol-Myers Squibb Co.                                3,658,500
    48,000  Eli Lilly & Co.                                         3,072,000
   118,200  Merck & Co., Inc.                                       7,660,838
   216,500  Pfizer Inc.                                             7,780,469
   104,000  Schering-Plough Corp.                                   4,537,000
    77,393  Warner-Lambert Co.                                      5,136,960
                                                                 ------------
                                                                   31,845,767
            ELECTRICAL EQUIPMENT -- 1.4%
     5,000  Emerson Electric Co.                                      315,938
    40,500  General Electric Co.                                    4,801,781
     2,000  Hitachi Ltd. ADR                                          218,250
                                                                 ------------
                                                                    5,335,969
            ELECTRONICS -- 0.0%
     2,000  Solectron Corp.*<F2>                                      143,625

            ENERGY -- 1.9%
    14,000  Chevron Corp.                                           1,242,500
     7,000  Cooper Cameron Corp.*<F2>                                 264,250
     8,000  Exxon Corp.                                               607,500
     6,000  Halliburton Co.                                           246,000
    10,500  Mobil Corp.                                             1,057,875
     4,000  Noble Affiliates, Inc.                                    116,000
     5,000  Rowan Companies, Inc.*<F2>                                 81,250
     9,000  Royal Dutch Petroleum Co. ADR                             531,562
    37,000  Schlumberger Ltd.                                       2,305,563
    14,000  Smith International, Inc.*<F2>                            567,000
     5,000  Texaco Inc.                                               315,625
     2,000  Tidewater Inc.                                             51,000
     4,000  Transocean Offshore Inc.                                  122,500
                                                                 ------------
                                                                    7,508,625
            ENTERTAINMENT/MEDIA -- 1.8%
   127,147  Walt Disney Co.                                         3,289,929
     7,000  Sony Corp. ADR                                          1,050,437
    38,000  Time Warner Inc.                                        2,308,500
     2,000  Univision Communications Inc.*<F2>                        162,750
                                                                 ------------
                                                                    6,811,616
            FINANCIAL SERVICES -- 2.8%
    29,000  American Express Co.                                    3,904,125
    14,500  AmeriTrade Holding Corp.*<F2>                             266,437
     7,500  Donaldson, Lufkin &
              Jenrette, Inc.-DLJ                                      296,719
     5,000  DST Systems, Inc.*<F2>                                    284,375
    22,000  E*TRADE Group, Inc.*<F2>                                  517,000
     6,000  Equifax Inc.                                              168,750
     6,000  Fair, Isaac and Co., Inc.                                 168,375
     7,000  Fannie Mae                                                438,812
     5,000  First Data Corp.                                          219,375
     1,000  The Goldman Sachs Group, Inc.                              61,000
     2,500  Knight/Trimark Group, Inc.*<F2>                            74,063
    13,500  Merrill Lynch & Co., Inc.                                 907,031
    10,500  Morgan Stanley Dean
              Witter & Co.                                            936,469
    63,000  Charles Schwab Corp.                                    2,122,313
     5,000  State Street Corp.                                        323,125
                                                                 ------------
                                                                   10,687,969
            FOODS -- 1.1%
     8,000  Campbell Soup Co.                                         313,000
    15,000  General Mills, Inc.                                     1,216,875
     2,000  H.J. Heinz Co.                                             86,000
    18,000  Kellogg Co.                                               673,875
    36,000  Philip Morris Companies Inc.                            1,230,750
     8,000  Quaker Oats Co.                                           495,000
     2,000  Sara Lee Corp.                                             46,875
     4,000  Wm. Wrigley Jr. Co.                                       275,250
                                                                 ------------
                                                                    4,337,625
            GROCERY STORES -- 0.4%
     6,000  Albertson's, Inc.                                         237,375
    28,000  The Kroger Co.*<F2>                                       617,750
    14,000  Safeway Inc.*<F2>                                         532,875
     2,000  Whole Foods Market, Inc.*<F2>                              65,437
                                                                 ------------
                                                                    1,453,437
            HOUSEHOLD PRODUCTS -- 3.8%
    47,000  American Home Products Corp.                            1,950,500
    21,000  Clorox Co.                                                803,250
   103,000  Colgate-Palmolive Co.                                   4,712,250
    56,000  Gillette Co.                                            1,900,500
    56,000  Procter & Gamble Co.                                    5,250,000
                                                                 ------------
                                                                   14,616,500
            INSURANCE -- 0.9%
    40,671  American International
              Group, Inc.                                           3,535,835
         1  Berkshire Hathaway Inc. Cl A*<F2>                          55,000
        22  Berkshire Hathaway Inc. Cl B*<F2>                          40,832
                                                                 ------------
                                                                    3,631,667
            INTERNET -- 13.3%
    44,000  Amazon.com, Inc.*<F2>                                   3,517,250
   164,300  America Online Inc.*<F2>                               17,087,200
     1,000  Ask Jeeves, Inc.*<F2>                                      34,500
    82,382  At Home Corp. - Series A*<F2>                           3,413,704
     5,500  Broadcom Corp.*<F2>                                       599,500
     3,000  CDnow, Inc.*<F2>                                           37,312
    23,000  CMGI Inc.*<F2>                                          2,357,500
    14,000  CNET, Inc.*<F2>                                           784,000
     1,500  Critical Path, Inc.*<F2>                                   60,516
    22,500  DoubleClick Inc.*<F2>                                   2,680,312
     1,000  drkoop.com, Inc.*<F2>                                      14,187
    15,500  EarthLink Network, Inc.*<F2>                              665,531
     3,000  EarthWeb Inc.*<F2>                                        118,500
    17,000  eBay Inc.*<F2>                                          2,398,062
     1,000  eToys Inc.*<F2>                                            66,562
     4,000  Exodus Communications, Inc.*<F2>                          288,250
     9,500  Go2Net, Inc.*<F2>                                         615,125
    15,500  Infoseek Corp.*<F2>                                       478,563
    10,000  Inktomi Corp.*<F2>                                      1,200,312
     4,000  iVillage Inc.*<F2>                                        141,000
    71,000  Lycos, Inc.*<F2>                                        3,558,875
     4,000  Marimba, Inc.*<F2>                                        119,500
     2,000  MarketWatch.com, Inc.*<F2>                                 94,500
    13,000  MindSpring Enterprises, Inc.*<F2>                         359,938
     1,000  Net2Phone, Inc.*<F2>                                       52,125
     2,000  Network Solutions, Inc.*<F2>                              183,750
     2,000  ONSALE, Inc.*<F2>                                          27,250
     1,500  Priceline.com Inc.*<F2>                                    96,750
     5,000  PSINet Inc.*<F2>                                          179,844
     1,000  Razorfish Inc.*<F2>                                        43,500
     9,500  RealNetworks, Inc.*<F2>                                   993,344
     1,500  Redback Networks, Inc.*<F2>                               162,000
     1,000  Stamps.com Inc.*<F2>                                       34,750
     2,000  theglobe.com, inc.*<F2>                                    27,375
     1,000  uBid, Inc.*<F2>                                            26,375
     8,000  USWeb Corp.*<F2>                                          274,500
    23,000  Verio Inc.*<F2>                                           713,000
     3,000  VeriSign, Inc.*<F2>                                       319,500
    11,000  VerticalNet, Inc.*<F2>                                    407,000
     1,000  Xoom.com, Inc.*<F2>                                        49,625
    39,133  Yahoo! Inc.*<F2>                                        7,024,374
                                                                 ------------
                                                                   51,305,761
            MACHINERY -- 0.1%
     4,000  Caterpillar Inc.                                          219,250

            MEDICAL SERVICES -- 0.3%
     2,500  Cardinal Health, Inc.                                     136,250
     1,000  Express Scripts, Inc.*<F2>                                 78,250
     3,500  Healtheon Corp.*<F2>                                      129,500
     2,000  KeraVision, Inc.*<F2>                                      26,000
    17,370  McKesson HBOC, Inc.                                       503,730
    25,500  Oxford Health Plans Inc.*<F2>                             318,750
     1,500  Shared Medical Systems Corp.                               70,125
                                                                 ------------
                                                                    1,262,605
            MEDICAL SUPPLIES -- 3.0%
    86,000  Abbott Laboratories                                     3,160,500
    16,000  Boston Scientific Corp.*<F2>                              395,000
     9,000  Guidant Corp.                                             482,625
    79,500  Johnson & Johnson                                       7,304,062
    11,000  Medtronic, Inc.                                           390,500
                                                                 ------------
                                                                   11,732,687
            OFFICE EQUIPMENT & SUPPLIES -- 0.5%
    51,000  Office Depot, Inc.*<F2>                                   519,562
     5,000  Pitney Bowes Inc.                                         304,688
    20,500  Staples, Inc.*<F2>                                        447,156
    11,000  Xerox Corp.                                               461,313
                                                                 ------------
                                                                    1,732,719
            PAPER & FOREST PRODUCTS -- 0.5%
    27,000  Georgia-Pacific Group                                   1,093,500
     4,000  International Paper Co.                                   192,250
     2,000  Kimberly-Clark Corp.                                      105,000
     7,000  Weyerhaeuser Co.                                          403,375
                                                                 ------------
                                                                    1,794,125
            PUBLISHING -- 0.4%
    11,000  Gannett Co., Inc.                                         761,062
     2,000  The McGraw-Hill Companies, Inc.                            96,750
     2,000  Reuters Group PLC ADR                                     137,750
    14,000  Tribune Co.                                               696,500
                                                                 ------------
                                                                    1,692,062
            RESTAURANTS -- 1.2%
    89,000  McDonald's Corp.                                        3,827,000
    17,000  Tricon Global Restaurants, Inc.*<F2>                      695,937
                                                                 ------------
                                                                    4,522,937
            RETAIL-SPECIALTY -- 1.6%
     4,000  Barnes & Noble, Inc.*<F2>                                 104,000
     7,000  Bed Bath & Beyond Inc.*<F2>                               244,562
    50,000  Best Buy Co., Inc.*<F2>                                 3,103,125
     2,000  Borders Group, Inc.*<F2>                                   29,375
    13,000  Circuit City Stores-Circuit
              City Group                                              548,438
     4,000  Jones Apparel Group, Inc.*<F2>                            115,000
     5,000  Linens 'n Things, Inc.*<F2>                               168,750
    12,000  NIKE, Inc. Cl B                                           682,500
     4,000  PC Connection, Inc.*<F2>                                   60,000
    14,000  Rite Aid Corp.                                            193,375
    15,000  Starbucks Corp.*<F2>                                      371,718
     9,000  Tommy Hilfiger Corp.*<F2>                                 253,687
    17,000  Walgreen Co.                                              431,375
                                                                 ------------
                                                                    6,305,905
            RETAIL STORES -- 5.4%
    41,500  Costco Wholesale Corp.*<F2>                             2,988,000
    54,000  Dayton Hudson Corp.                                     3,243,375
    97,625  Gap, Inc.                                               3,124,000
    27,000  Kohl's Corp.*<F2>                                       1,785,375
    57,000  Nordstrom, Inc.                                         1,539,000
   175,000  Wal-Mart Stores, Inc.                                   8,323,438
                                                                 ------------
                                                                   21,003,188
            SEMICONDUCTORS -- 6.6%
    32,000  Altera Corp.*<F2>                                       1,388,000
     2,000  Atmel Corp.*<F2>                                           67,625
     7,000  Cypress Semiconductor Corp.*<F2>                          150,500
   172,440  Intel Corp.                                            12,814,448
     2,000  Lattice Semiconductor Corp.*<F2>                           59,375
     4,000  Linear Technology Corp.                                   235,125
    21,000  LSI Logic Corp.*<F2>                                    1,081,500
     2,000  Maxim Integrated Products Inc.*<F2>                       126,187
     8,000  Micron Technology, Inc.*<F2>                              532,500
     1,000  Rambus Inc.*<F2>                                           66,250
    84,000  Texas Instruments Inc.                                  6,909,000
     4,000  Vitesse Semiconductor Corp.*<F2>                          341,500
    24,000  Xilinx, Inc.*<F2>                                       1,572,749
                                                                 ------------
                                                                   25,344,759
            SEMICONDUCTOR CAPITAL SPENDING -- 1.6%
    43,000  Applied Materials, Inc.*<F2>                            3,340,562
    14,500  KLA-Tencor Corp.*<F2>                                     942,500
    12,000  Novellus Systems, Inc.*<F2>                               809,250
     2,500  Sanmina Corp.*<F2>                                        193,438
    22,000  Teradyne, Inc.*<F2>                                       775,500
                                                                 ------------
                                                                    6,061,250
            SERVICES -- 0.2%
    16,000  FDX Corp.*<F2>                                            620,000
     1,000  Omnicom Group Inc.                                         79,188
                                                                 ------------
                                                                      699,188
            TELECOMMUNICATIONS -- 8.7%
    13,000  CIENA Corp.*<F2>                                          474,500
     2,000  EchoStar Communications Corp.*<F2>                        181,625
     9,000  L.M. Ericsson Telephone Co. ADR                           281,250
    94,750  Lucent Technologies Inc.                                6,146,906
    63,000  Motorola, Inc.                                          5,544,000
    20,000  Nextel Communications, Inc.*<F2>                        1,356,250
    87,000  Nokia Corp. "A" ADR                                     7,813,687
    58,000  Nortel Networks Corp.                                   2,958,000
    16,000  QUALCOMM Inc.*<F2>                                      3,027,000
    15,000  Qwest Communications
              International, Inc.*<F2>                                443,438
     3,000  Telefonos de Mexico, S.A.                                 213,750
    68,000  Tellabs, Inc.*<F2>                                      3,871,750
     6,500  Vodafone AirTouch
              PLC SP ADR                                            1,545,375
                                                                 ------------
                                                                   33,857,531

            TELEPHONE SERVICES -- 2.2%
     2,000  Ameritech Corp.                                           134,375
    36,250  AT&T Corp.                                              1,576,875
     4,000  Bell Atlantic Corp.                                       269,250
     4,000  BellSouth Corp.                                           180,000
     2,000  GTE Corp.                                                 153,750
    45,000  MCI WorldCom Inc.*<F2>                                  3,234,375
     5,000  SBC Communications Inc.                                   255,313
    40,000  Sprint Corp.                                            2,170,000
     6,000  Sprint Corp. (PCS Group)*<F2>                             447,375
                                                                 ------------
                                                                    8,421,313
                                                                 ------------
              Total common stocks
                (cost $276,777,846)                               376,007,510

PREFERRED STOCKS -- 0.0% (A)<F3>

     3,000  Motorola Capital Trust
              6.68% Pfd. Ser A                                         63,937
                                                                 ------------
              Total preferred stocks
                (cost $75,000)                                         63,937
                                                                 ------------
              Total long-term investments
                (cost $276,852,846)                               376,071,447

PRINCIPAL AMOUNT
----------------

SHORT-TERM INVESTMENTS -- 1.6% (A)<F3>

            VARIABLE RATE DEMAND NOTES
$4,866,759  Firstar Bank U.S.A., N.A.                               4,866,759
 1,174,466  Wisconsin Corporate Central
              Credit Union                                          1,174,466
                                                                 ------------
              Total short-term investments
                (cost $6,041,225)                                   6,041,225
                                                                 ------------
              Total investments
                (cost $282,894,071)                               382,112,672

            Cash and receivables, less
              liabilities -- 1.2% (A)<F3>                           4,838,243
                                                                 ------------
              NET ASSETS                                         $386,950,915
                                                                 ------------
                                                                 ------------
            Net Asset Value Per Share
              ($0.01 par value, 40,000,000
              shares authorized), offering
              and redemption price
              ($386,950,915 / 7,168,982
              shares outstanding)                                $      53.98
                                                                 ------------
                                                                 ------------

  *<F2>   Non-income producing security.
(a)<F3> Percentages for the various classifications relate to net assets. ADR - American Depository Receipt

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Blue Chip Growth Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 1999

INCOME:
     Dividends                                                    $ 1,525,980
     Interest                                                         765,904
                                                                  -----------
          Total income                                              2,291,884
                                                                  -----------
EXPENSES:
     Management fee                                                 2,778,271
     Distribution fees                                                469,775
     Administrative services                                          307,827
     Registration fees                                                137,097
     Transfer agent fees                                              106,068
     Custodian fees                                                   102,171
     Printing and postage expense                                      52,905
     Professional fees                                                 46,112
     Board of Directors fees                                            2,500
     Other expenses                                                    25,547
                                                                  -----------
          Total expenses                                            4,028,273
                                                                  -----------
NET INVESTMENT LOSS                                                (1,736,389)
                                                                  -----------
NET REALIZED GAIN ON INVESTMENTS                                    1,586,354

NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS             60,282,375
                                                                  -----------
NET GAIN ON INVESTMENTS                                            61,868,729
                                                                  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $60,132,340
                                                                  -----------
                                                                  -----------

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended September 30, 1999 and 1998

                                                      1999           1998
                                                  ------------    -----------
OPERATIONS:
     Net investment loss                          $ (1,736,389)   $  (323,508)
     Net realized gain on investments                1,586,354      2,116,406
     Net increase in unrealized appreciation
       on investments                               60,282,375      7,045,499
                                                  ------------    -----------
          Net increase in net assets resulting
            from operations                         60,132,340      8,838,397
                                                  ------------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
     Dividend from net investment income
       ($0.008 per share)                                   --        (15,315)
     Distributions from net realized gains
       ($0.6495 and $0.3781 per share,
       respectively)                                (1,651,594)      (722,590)
                                                  ------------    -----------
          Total distributions                       (1,651,594)*<F5> (737,905)
                                                  ------------    -----------
FUND SHARE ACTIVITIES:
     Proceeds from shares issued (7,038,893
       and 1,609,369 shares, respectively)         357,704,329     61,280,880
     Net asset value of shares issued in
       distributions (38,410 and 23,530 shares,
       respectively)                                 1,473,014        699,554
     Cost of shares redeemed (2,331,430 and
       1,156,569 shares, respectively)            (120,240,381)   (42,842,077)
                                                  ------------    -----------
          Net increase in net assets derived from
            Fund share activities                  238,936,962     19,138,357
                                                  ------------    -----------
          TOTAL INCREASE                           297,417,708     27,238,849

NET ASSETS AT THE BEGINNING OF THE YEAR             89,533,207     62,294,358
                                                  ------------    -----------

NET ASSETS AT THE END OF THE YEAR                 $386,950,915    $89,533,207
                                                  ------------    -----------
                                                  ------------    -----------
*<F5> See Note 7.

  The accompanying notes to financial statements are an integral part of these statements.

Reynolds Blue Chip Growth Fund
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each year)

                                                                                  YEARS ENDED SEPTEMBER 30,
                                                              -----------------------------------------------------------------

                                                               1999           1998           1997           1996           1995
                                                              ------         ------         ------         ------         ------
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning of year                            $36.95         $32.00         $22.69         $19.25         $14.46
Income from investment operations:
     Net investment (loss) income                              (0.33)*<F6>    (0.12)         (0.01)         (0.03)          0.02
     Net realized and unrealized gain on investments           18.01           5.46           9.67           3.52           5.00
                                                              ------         ------         ------         ------         ------
Total from investment operations                               17.68           5.34           9.66           3.49           5.02
Less distributions:
     Dividends from net investment income                         --          (0.01)            --          (0.02)         (0.06)
     Distributions from net realized gains                     (0.65)         (0.38)         (0.35)         (0.03)         (0.17)
                                                              ------         ------         ------         ------         ------
Total from distributions                                       (0.65)         (0.39)         (0.35)         (0.05)         (0.23)
                                                              ------         ------         ------         ------         ------
Net asset value, end of year                                  $53.98         $36.95         $32.00         $22.69         $19.25
                                                              ------         ------         ------         ------         ------
                                                              ------         ------         ------         ------         ------
TOTAL INVESTMENT RETURN                                        48.6%          17.0%          43.2%          18.1%          35.3%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's $)                         386,951         89,533         62,294         30,807         29,357
Ratio of expenses to average net assets                         1.5%           1.4%           1.4%           1.5%           1.5%
Ratio of net investment (loss) income to average net assets    (0.6%)         (0.4%)         (0.1%)         (0.1%)          0.1%
Portfolio turnover rate                                         6.2%          35.5%          25.0%          21.5%          49.2%

*<F6> Net investment loss per share is calculated using average shares outstanding.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Opportunity Fund
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

 The Opportunity Fund's performance was positively affected by the strong earnings growth of many of the stocks in its portfolio in its fiscal year ended September 30, 1999. The Opportunity Fund was also positively affected by the market leadership of high quality growth companies. Throughout the fiscal year ended September 30, 1999 much of the gains in the equity markets were attributable to a relatively small group of larger capitalization growth companies. Many of these stocks were held by the Opportunity Fund as one of its principal investment strategies is to invest in "blue chip" companies like these market leaders. The Opportunity Fund also invested in stocks of smaller capitalization companies that during the fiscal year outperformed the market leaders. In addition, the Opportunity Fund was positively affected by the continuing economic recovery which positively influenced equity markets during the fiscal year.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
               REYNOLDS OPPORTUNITY FUND AND S&P 500 INDEX(1)<F8>

          DATE         REYNOLDS OPPORTUNITY FUND        S&P 500 INDEX
          1/30/92*<F7>          $10,000                   $10,000
          9/30/92                $8,850                   $10,270
          9/30/93                $9,779                   $11,605
          9/30/94               $10,092                   $12,023
          9/30/95               $14,169                   $15,606
          9/30/96               $15,643                   $18,789
          9/30/97               $19,491                   $26,436
          9/30/98               $21,881                   $28,855
          9/30/99               $35,005                   $36,877

*<F7>  inception date

Past performance is not predictive of future performance.

                          AVERAGE ANNUAL TOTAL RETURN

                                                  SINCE INCEPTION
               1-YEAR            5-YEAR               1/30/92
               ------            ------               -------
               60.0%              28.2%                17.8%

(1)<F8> The Standard & Poor's 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Standard & Poor's Ratings Group designates the stocks to be included in the Index on a statistical basis. A particular stock's weighting in the Index is based on its relative total market value (i.e., its market price per share times the number of shares outstanding). Stocks may be added or deleted from the Index from time to time.

Reynolds Opportunity Fund
STATEMENT OF NET ASSETS
September 30, 1999

                                                                     QUOTED
  SHARES                                                          MARKET VALUE
  ------                                                          ------------

COMMON STOCKS -- 96.7% (A)<F10>

            AIRLINES/AEROSPACE -- 0.0%
     1,000  Boeing Co.                                            $    42,625

            BANKS -- 0.2%
     2,025  Bank One Corp.                                             70,495
     3,500  Citigroup Inc.                                            154,000
                                                                  -----------
                                                                      224,495
            BEVERAGES -- 1.3%
    19,500  The Coca-Cola Co.                                         937,219
    11,000  PepsiCo, Inc.                                             332,750
                                                                  -----------
                                                                    1,269,969
            BIOTECHNOLOGY -- 0.8%
     5,000  Amgen Inc.*<F9>                                           407,500
     3,000  Biogen, Inc.*<F9>                                         236,437
     2,000  Immunex Corp.*<F9>                                         86,750
                                                                  -----------
                                                                      730,687
            BUILDING -- 1.5%
    20,598  The Home Depot, Inc.                                    1,413,538
     1,000  Lowe's Companies, Inc.                                     48,750
                                                                  -----------
                                                                    1,462,288
            CABLE TV/BROADCASTING -- 0.2%
     2,400  Clear Channel
              Communications, Inc.*<F9>                               191,700

            COMPUTER NETWORKING -- 6.6%
     9,995  3Com Corp.*<F9>                                           287,356
    84,300  Cisco Systems Inc.*<F9>                                 5,779,819
     2,000  Citrix Systems, Inc.*<F9>                                 123,875
     5,000  Legato Systems, Inc.*<F9>                                 217,969
                                                                  -----------
                                                                    6,409,019
            COMPUTER & PERIPHERALS -- 11.8%
     1,000  Apple Computer, Inc.*<F9>                                  63,312
    10,500  Compaq Computer Corp.                                     240,844
    71,200  Dell Computer Corp.*<F9>                                2,977,050
    20,000  EMC Corp. (Mass.)*<F9>                                  1,428,750
    21,000  Gateway, Inc.*<F9>                                        933,187
     5,300  Hewlett-Packard Co.                                       487,600
    14,900  International Business
              Machines Corp.                                        1,808,488
    10,800  Iomega Corp.*<F9>                                          36,450
    37,600  Sun Microsystems, Inc.*<F9>                             3,496,800
                                                                  -----------
                                                                   11,472,481
            COMPUTER SOFTWARE & SERVICES -- 9.9%
     1,000  Adobe Systems Inc.                                        113,500
     3,000  BMC Software, Inc.*<F9>                                   214,687
     8,187  Computer Associates
              International, Inc.                                     501,454
     2,000  Computer Sciences Corp.*<F9>                              140,625
     2,400  Compuware Corp.*<F9>                                       62,550
     7,500  Intuit Inc.*<F9>                                          657,421
    65,500  Microsoft Corp.*<F9>                                    5,931,844
     5,000  Networks Associates, Inc.*<F9>                             95,625
    20,587  Oracle Corp.*<F9>                                         936,709
     2,000  Parametric Technology Corp.*<F9>                           27,000
    11,600  PeopleSoft, Inc.*<F9>                                     196,475
     4,000  Siebel Systems, Inc.*<F9>                                 266,500
     7,000  VERITAS Software Corp.*<F9>                               531,562
                                                                  -----------
                                                                    9,675,952
            DRUGS -- 7.5%
     9,000  Bristol-Myers Squibb Co.                                  607,500
    16,000  Eli Lilly & Co.                                         1,024,000
    30,044  Merck & Co., Inc.                                       1,947,227
    50,000  Pfizer Inc.                                             1,796,875
    21,000  Schering-Plough Corp.                                     916,125
    15,200  Warner-Lambert Co.                                      1,008,900
                                                                  -----------
                                                                    7,300,627
            ELECTRICAL EQUIPMENT -- 0.6%
     5,000  General Electric Co.                                      592,812

            ENERGY -- 0.8%
     1,500  Halliburton Co.                                            61,500
     8,500  Schlumberger Ltd.                                         529,656
     3,500  Smith International, Inc.*<F9>                            141,750
                                                                  -----------
                                                                      732,906
            ENTERTAINMENT/MEDIA -- 1.2%
    22,000  Walt Disney Co.                                           569,250
     1,000  Sony Corp. ADR                                            150,063
     7,000  Time Warner Inc.                                          425,250
                                                                  -----------
                                                                    1,144,563
            FINANCIAL SERVICES -- 3.5%
    10,500  American Express Co.                                    1,413,562
     9,000  AmeriTrade Holding Corp.*<F9>                             165,375
     9,000  E*TRADE Group, Inc.*<F9>                                  211,500
       900  Franklin Resources, Inc.                                   27,675
     3,000  Knight/Trimark Group, Inc.*<F9>                            88,875
     3,000  Merrill Lynch & Co., Inc.                                 201,562
     3,000  Morgan Stanley
              Dean Witter & Co.                                       267,563
     1,200  T. Rowe Price Associates, Inc.                             32,925
    27,374  Charles Schwab Corp.                                      922,162
     1,100  Southwest Securities Group, Inc.                           29,700
                                                                  -----------
                                                                    3,360,899
            HOUSEHOLD PRODUCTS -- 2.0%
    10,000  American Home Products Corp.                              415,000
     1,000  Clorox Co.                                                 38,250
    16,000  Colgate-Palmolive Co.                                     732,000
    10,000  Gillette Co.                                              339,375
     4,000  Procter & Gamble Co.                                      375,000
                                                                  -----------
                                                                    1,899,625
            INSURANCE -- 0.3%
     3,906  American International
              Group, Inc.                                             339,578

            INTERNET -- 17.8%
     2,500  About.com, Inc.*<F9>                                      141,250
    20,000  Amazon.com, Inc.*<F9>                                   1,598,750
    43,850  America Online Inc.*<F9>                                4,560,400
     1,000  Ask Jeeves, Inc.*<F9>                                      34,500
    31,962  At Home Corp. - Series A*<F9>                           1,324,425
     1,000  Broadcom Corp.*<F9>                                       109,000
     1,000  China.com Corp.*<F9>                                       65,000
    11,000  CMGI Inc.*<F9>                                          1,127,500
     5,000  CNET, Inc.*<F9>                                           280,000
     1,500  Critical Path, Inc.*<F9>                                   60,516
     6,000  DoubleClick Inc.*<F9>                                     714,750
     7,000  EarthLink Network, Inc.*<F9>                              300,562
     2,500  EarthWeb Inc.*<F9>                                         98,750
     8,000  eBay Inc.*<F9>                                          1,128,500
       500  Go2Net, Inc.*<F9>                                          32,375
     7,000  Infoseek Corp.*<F9>                                       216,125
     4,000  Inktomi Corp.*<F9>                                        480,125
     1,500  iVillage Inc.*<F9>                                         52,875
       500  Juniper Networks, Inc.*<F9>                                91,031
    16,000  Lycos, Inc.*<F9>                                          802,000
     2,000  Marimba, Inc.*<F9>                                         59,750
       500  MarketWatch.com, Inc.*<F9>                                 23,625
     8,500  MindSpring Enterprises, Inc.*<F9>                         235,344
     1,000  Net2Phone, Inc.*<F9>                                       52,125
     1,000  ONSALE, Inc.*<F9>                                          13,625
     1,500  Priceline.com Inc.*<F9>                                    96,750
     2,000  PSINet Inc.*<F9>                                           71,937
       500  RealNetworks, Inc.*<F9>                                    52,281
     1,000  USWeb Corp.*<F9>                                           34,313
     3,000  Verio Inc.*<F9>                                            93,000
     4,500  VeriSign, Inc.*<F9>                                       479,250
     2,000  VerticalNet, Inc.*<F9>                                     74,000
    15,816  Yahoo! Inc.*<F9>                                        2,838,972
                                                                  -----------
                                                                   17,343,406
            MEDICAL SERVICES -- 0.2%
     3,000  KeraVision, Inc.*<F9>                                      39,000
     3,406  McKesson HBOC, Inc.                                        98,774
     6,000  Oxford Health Plans, Inc.*<F9>                             75,000
                                                                  -----------
                                                                      212,774
            MEDICAL SUPPLIES -- 2.3%
    24,000  Abbott Laboratories                                       882,000
     5,698  Boston Scientific Corp.*<F9>                              140,669
     1,600  Guidant Corp.                                              85,800
    12,676  Johnson & Johnson                                       1,164,608
                                                                  -----------
                                                                    2,273,077
            OFFICE EQUIPMENT & SUPPLIES -- 0.3%
     2,000  CompUSA Inc.*<F9>                                          12,250
     1,500  Office Depot, Inc.*<F9>                                    15,281
    10,500  Staples, Inc.*<F9>                                        229,032
                                                                  -----------
                                                                      256,563
            PAPER & FOREST PRODUCTS -- 0.2%
     5,000  Georgia-Pacific Group                                     202,500

            RESTAURANTS -- 0.9%
    17,600  McDonald's Corp.                                          756,800
     1,900  Tricon Global Restaurants, Inc.*<F9>                       77,781
                                                                  -----------
                                                                      834,581
            RETAIL-SPECIALTY -- 1.3%
    16,000  Best Buy Co., Inc.*<F9>                                   993,000
     3,500  NIKE, Inc. Cl B                                           199,063
     4,000  Rite Aid Corp.                                             55,250
     1,000  Starbucks Corp.*<F9>                                       24,781
                                                                  -----------
                                                                    1,272,094
            RETAIL STORES -- 3.5%
    10,500  Costco Wholesale Corp.*<F9>                               756,000
     7,000  Dayton Hudson Corp.                                       420,438
    31,562  Gap, Inc.                                               1,009,984
     3,000  Kohl's Corp.*<F9>                                         198,375
     4,000  Nordstrom, Inc.                                           108,000
    20,000  Wal-Mart Stores, Inc.                                     951,250
                                                                  -----------
                                                                    3,444,047
            SEMICONDUCTORS -- 8.9%
    10,200  Altera Corp.*<F9>                                         442,425
    51,600  Intel Corp.                                             3,834,525
     1,000  Linear Technology Corp.                                    58,781
     6,500  LSI Logic Corp.*<F9>                                      334,750
     2,600  Maxim Integrated Products Inc.*<F9>                       164,044
     2,000  Micron Technology, Inc.*<F9>                              133,125
       500  Rambus Inc.*<F9>                                           33,125
    34,000  Texas Instruments Inc.                                  2,796,500
     1,000  Vitesse Semiconductor Corp.*<F9>                           85,375
    12,000  Xilinx, Inc.*<F9>                                         786,374
                                                                  -----------
                                                                    8,669,024
            SEMICONDUCTOR CAPITAL SPENDING -- 2.0%
    10,000  Applied Materials, Inc.*<F9>                              776,875
     9,600  KLA-Tencor Corp.*<F9>                                     624,000
     2,600  Novellus Systems, Inc.*<F9>                               175,338
     3,600  Sanmina Corp.*<F9>                                        278,550
     2,000  Teradyne, Inc.*<F9>                                        70,500
                                                                  -----------
                                                                    1,925,263
            TELECOMMUNICATIONS -- 9.7%
     2,000  EchoStar Communications Corp.*<F9>                        181,625
    28,950  Lucent Technologies Inc.                                1,878,131
    21,500  Motorola, Inc.                                          1,892,000
     2,000  Nextel Communications, Inc.*<F9>                          135,625
    19,000  Nokia Corp. "A"   ADR                                   1,706,437
     6,000  Nortel Networks Corp.                                     306,000
     9,500  QUALCOMM Inc.*<F9>                                      1,797,281
     1,000  Qwest Communications
              International, Inc.*<F9>                                 29,563
    22,000  Tellabs, Inc.*<F9>                                      1,252,625
     1,000  Vodafone AirTouch PLC SP ADR                              237,750
     2,000  Westell Technologies, Inc.*<F9>                            16,250
                                                                  -----------
                                                                    9,433,287
            TELEPHONE SERVICES -- 1.4%
     4,500  AT&T Corp.                                                195,750
    11,000  MCI WorldCom Inc.*<F9>                                    790,625
     6,000  Sprint Corp.                                              325,500
     1,000  Sprint Corp. (PCS Group)*<F9>                              74,563
                                                                  -----------
                                                                    1,386,438
                                                                  -----------
                Total long-term investments
                  (cost $60,622,278)                               94,103,280

PRINCIPAL AMOUNT
----------------
SHORT-TERM INVESTMENTS -- 2.2% (A)<F10>

            VARIABLE RATE DEMAND NOTE
$2,148,411  Firstar Bank U.S.A., N.A.                               2,148,411
                                                                  -----------
                Total short-term investments
                  (cost $2,148,411)                                 2,148,411
                                                                  -----------
                Total investments
                  (cost $62,770,689)                               96,251,691

            Cash and receivables, less
              liabilities -- 1.1% (A)<F10>                          1,065,306
                                                                  -----------

            NET ASSETS                                            $97,316,997
                                                                  -----------
                                                                  -----------
            Net Asset Value Per Share
              ($0.01 par value, 40,000,000
              shares authorized), offering
              and redemption price
              ($97,316,997 / 2,842,984
              shares outstanding)                                      $34.23
                                                                       ------
                                                                       ------

  *<F9>  Non-income producing security.
(a)<F10> Percentages for the various classifications relate to net assets. ADR - American Depository Receipt

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Opportunity Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 1999

INCOME:
     Dividends                                                    $   270,578
     Interest                                                          52,971
                                                                  -----------
          Total income                                                323,549
                                                                  -----------
EXPENSES:
     Management fees                                                  718,479
     Distribution fees                                                122,048
     Administrative services                                          101,735
     Registration fees                                                 42,014
     Transfer agent fees                                               31,492
     Professional fees                                                 30,771
     Custodian fees                                                    29,226
     Printing and postage expense                                       9,236
     Board of Directors fees                                            1,850
     Other expenses                                                     5,211
                                                                  -----------
          Total expenses                                            1,092,062
                                                                  -----------
NET INVESTMENT LOSS                                                  (768,513)
                                                                  -----------
NET REALIZED GAIN ON INVESTMENTS                                      743,672

NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS             22,020,669
                                                                  -----------
NET GAIN ON INVESTMENTS                                            22,764,341
                                                                  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $21,995,828
                                                                  -----------
                                                                  -----------

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended September 30, 1999 and 1998

                                                      1999           1998
                                                   -----------    -----------
OPERATIONS:
  Net investment loss                              $  (768,513)   $  (198,376)
  Net realized gain on investments                     743,672      1,014,034
  Net increase in unrealized appreciation
    on investments                                  22,020,669      1,850,126
                                                   -----------    -----------
       Net increase in net assets resulting
         from operations                            21,995,828      2,665,784
                                                   -----------    -----------
DISTRIBUTION TO SHAREHOLDERS:
  Distribution from net realized gains
    ($0.50355 per share)                              (689,257)*<F12>      --
                                                   -----------    -----------
FUND SHARE ACTIVITIES:
  Proceeds from shares issued (2,618,497 and
    490,190 shares, respectively)                   83,448,456     10,516,157
  Net asset value of shares issued in
    distribution (27,402 shares)                       610,241             --
  Cost of shares redeemed (1,135,443 and
    322,195 shares, respectively)                  (37,202,490)    (6,729,286)
                                                   -----------    -----------
       Net increase in net assets derived from
         Fund share activities                      46,856,207      3,786,871
                                                   -----------    -----------
       TOTAL INCREASE                               68,162,778      6,452,655

NET ASSETS AT THE BEGINNING OF THE YEAR             29,154,219     22,701,564
                                                   -----------    -----------
NET ASSETS AT THE END OF THE YEAR                  $97,316,997    $29,154,219
                                                   -----------    -----------
                                                   -----------    -----------
*<F12>  See Note 7.

  The accompanying notes to financial statements are an integral part of these statements.

Reynolds Opportunity Fund
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each year)

                                                                              FOR THE YEARS ENDED SEPTEMBER 30,
                                                              ------------------------------------------------------------------
                                                               1999           1998           1997           1996           1995
                                                              ------         ------         ------         ------         ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                            $21.88         $19.49         $15.64         $14.17         $10.09
Income from investment operations:
     Net investment loss                                       (0.34)*<F13>   (0.09)*<F13>   (0.13)         (0.06)         (0.11)
     Net realized and unrealized gain on securities            13.19           2.48           3.98           1.53           4.19
                                                              ------         ------         ------         ------         ------
Total from investment operations                               12.85           2.39           3.85           1.47           4.08
Less distributions:
     Dividend from net investment income                          --             --             --             --             --
     Distribution from net realized gains                      (0.50)            --             --             --             --
                                                              ------         ------         ------         ------         ------
Total from distributions                                       (0.50)            --             --             --             --
                                                              ------         ------         ------         ------         ------
Net asset value, end of year                                  $34.23         $21.88         $19.49         $15.64         $14.17
                                                              ------         ------         ------         ------         ------
                                                              ------         ------         ------         ------         ------
TOTAL INVESTMENT RETURN                                        60.0%          12.3%          24.6%          10.4%          40.4%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's $)                          97,317         29,154         22,702         17,104         10,983
Ratio of expenses to average net assets                         1.5%           1.5%           1.5%           1.5%           1.9%
Ratio of net investment loss to average net assets             (1.1%)         (0.8%)         (0.9%)         (1.1%)         (1.5%)
Portfolio turnover rate                                        30.3%          39.4%          60.2%          11.8%          38.4%

*<F13> In 1999, net investment loss per share is calculated using average shares outstanding. In 1998, net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds U.S. Government Bond Fund
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   The U.S. Government Bond Fund's short average maturity during a period of rising interest rates was the main factor contributing to the Bond Fund's performance in the fiscal year ended September 30, 1999. The Federal Reserve raised interest rates during the second half of the Fund's fiscal year ended September 30, 1999 to head off inflationary pressures. The U.S. Government Bond Fund's portfolio of U.S. Government securities had an average maturity of approximately two years on September 30, 1999, which was at the low end of its expected average maturity. Consequently by keeping its average maturity short the U.S. Government Bond Fund reduced portfolio risk.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
  REYNOLDS U.S. GOVERNMENT BOND FUND AND LEHMAN GOVERNMENT BOND INDEX(1)<F15>

                                 REYNOLDS
                              U.S. GOVERNMENT         LEHMAN GOVERNMENT
          DATE                   BOND FUND               BOND INDEX
          1/30/92*<F14>           $10,000                  $10,000
          9/30/92                 $10,668                  $10,890
          9/30/93                 $11,679                  $12,088
          9/30/94                 $11,032                  $11,604
          9/30/95                 $11,961                  $13,183
          9/30/96                 $12,498                  $13,763
          9/30/97                 $13,211                  $15,029
          9/30/98                 $14,014                  $17,071
          9/30/99                 $14,460                  $16,781

*<F14>  inception date

Past performance is not predictive of future performance.

                          AVERAGE ANNUAL TOTAL RETURN

                                             SINCE INCEPTION
                    1-YEAR       5-YEAR          1/30/92
                    ------       ------          -------
                    3.2%          5.6%            4.9%

(1)<F15> The Lehman Government Bond Index is made up of the Treasury Bond Index (all public obligations at the U.S. Treasury, excluding flower bonds and foreign-targeted issues) and the Agency Bond Index (all publicly issued debt of U.S. Government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. Government). All issues have at least one year to maturity and an outstanding par value of at least $100 million.

Reynolds U.S. Government Bond Fund
STATEMENT OF NET ASSETS
September 30, 1999

PRINCIPAL                                                            QUOTED
  AMOUNT                                                          MARKET VALUE
  ------                                                          ------------
LONG-TERM INVESTMENTS -- 74.4% (A)<F16>

            U.S. TREASURY SECURITIES -- 7.5%
  $300,000  U.S. Treasury Notes,
              8.50%, due 11/15/00
              (cost $336,063)                                      $  309,656

            FEDERAL AGENCIES -- 66.9%
   500,000  Federal Home Loan Bank,
              5.215%, due 05/03/01                                    494,121
   500,000  Federal Home Loan Bank,
              5.57%, due 05/25/01                                     496,578
   300,000  Federal Farm Credit,
              6.28%, due 06/20/01                                     301,143
   500,000  Federal Home Loan Bank,
              5.50%, due 08/13/01                                     495,287
   400,000  Federal Home Loan Bank,
              4.66%, due 10/15/01                                     389,372
   300,000  Federal Farm Credit Bank,
              6.20%, due 07/01/02                                     300,122
   300,000  Federal Home Loan Bank,
              5.37%, due 01/16/03                                     292,107
                                                                   ----------
                Total federal agencies
                  (cost $2,789,218)                                 2,768,730
                                                                   ----------
                Total long-term investments
                  (cost $3,125,281)                                 3,078,386

SHORT-TERM INVESTMENTS -- 24.6% (A)<F16>
            U.S. TREASURY SECURITIES -- 7.3%
   300,000  U.S. Treasury Notes,
              6.00%, due 08/15/00
              (cost $299,901)                                         301,500

            FEDERAL AGENCIES -- 9.5%
   400,000  Federal Home Loan Bank,
              5.40%, due 01/27/00
              (cost $392,920)                                         392,807

            VARIABLE RATE DEMAND NOTES -- 7.8%
   120,878  Firstar Bank U.S.A., N.A.                                 120,878
   200,100  Wisconsin Corporate
              Central Credit Union                                    200,100
                                                                   ----------
                Total variable rate demand notes
                  (cost $320,978)                                     320,978
                                                                   ----------
                Total short-term investments
                  (cost $1,013,799)                                 1,015,285
                                                                   ----------
                Total investments
                  (cost $4,139,080)                                 4,093,671

            Cash and receivables, less
              liabilities -- 1.0% (A)<F16>                             41,566
                                                                   ----------
                NET ASSETS                                         $4,135,237
                                                                   ----------
                                                                   ----------
            Net Asset Value Per Share
              ($0.01 par value, 20,000,000
              shares authorized), offering
              and redemption price
              ($4,135,237 / 428,616
              shares outstanding)                                  $     9.65
                                                                   ----------
                                                                   ----------

(a)<F16>  Percentages for the various classifications relate to net assets.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds U.S. Government Bond Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 1999

INCOME:
     Interest                                                        $209,096
                                                                     --------
EXPENSES:
     Management fees                                                   27,602
     Professional fees                                                 21,415
     Transfer agent fees                                               12,560
     Registration fees                                                  5,596
     Administrative services                                            3,680
     Printing and postage expense                                       2,014
     Custodian fees                                                     1,112
     Board of Directors fees                                              700
     Other expenses                                                     4,420
                                                                     --------
          Total expenses before reimbursement and
            management fee waiver                                      79,099

     Less expenses assumed by adviser                                 (45,977)
                                                                     --------
          Net expenses                                                 33,122
                                                                     --------
NET INVESTMENT INCOME                                                 175,974
                                                                     --------
NET REALIZED LOSS ON INVESTMENTS                                       (8,750)

NET DECREASE IN UNREALIZED APPRECIATION ON INVESTMENTS                (54,979)
                                                                     --------
NET LOSS ON INVESTMENTS                                               (63,729)
                                                                     --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $112,245
                                                                     --------
                                                                     --------

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended September 30, 1999 and 1998

                                                       1999           1998
                                                    ----------     ----------
OPERATIONS:
  Net investment income                             $  175,974     $  147,987
  Net realized loss on investments                      (8,750)            --
  Net (decrease) increase in unrealized
    appreciation on investments                        (54,979)        15,938
                                                    ----------     ----------
       Net increase in net assets resulting
         from operations                               112,245        163,925
                                                    ----------     ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends from net investment income ($0.4651
    and $0.5281 per share, respectively)              (175,974)      (147,987)
                                                    ----------     ----------
       Total distributions                            (175,974)      (147,987)
                                                    ----------     ----------
FUND SHARE ACTIVITIES:
  Proceeds from shares issued (172,202 and
    71,430 shares, respectively)                     1,676,978        697,445
  Net asset value of shares issued in distributions
    (16,722 and 13,420 shares, respectively)           162,660        131,107
  Cost of shares redeemed (73,473 and 40,601
    shares, respectively)                             (714,363)      (396,565)
                                                    ----------     ----------
       Net increase in net assets derived from
         Fund share activities                       1,125,275        431,987
                                                    ----------     ----------
       TOTAL INCREASE                                1,061,546        447,925

NET ASSETS AT THE BEGINNING OF THE YEAR              3,073,691      2,625,766
                                                    ----------     ----------
NET ASSETS AT THE END OF THE YEAR                   $4,135,237     $3,073,691
                                                    ----------     ----------
                                                    ----------     ----------

  The accompanying notes to financial statements are an integral part of these statements.

Reynolds U.S. Government Bond Fund
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each year)

                                                                              FOR THE YEARS ENDED SEPTEMBER 30,
                                                              ------------------------------------------------------------------
                                                               1999           1998           1997           1996           1995
                                                              ------         ------         ------         ------         ------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of year                            $ 9.81         $ 9.76         $ 9.75         $ 9.85         $ 9.61
Income from investment operations:
     Net investment income                                      0.47           0.53           0.53           0.53           0.54
     Net realized and unrealized (loss) gain on investments    (0.16)          0.05           0.01          (0.10)          0.24
                                                              ------         ------         ------         ------         ------
Total from investment operations                                0.31           0.58           0.54           0.43           0.78
Less distributions:
     Dividends from net investment income                      (0.47)         (0.53)         (0.53)         (0.53)         (0.54)
     Distribution from net realized gains                         --             --             --             --             --
                                                              ------         ------         ------         ------         ------
Total from distributions                                       (0.47)         (0.53)         (0.53)         (0.53)         (0.54)
                                                              ------         ------         ------         ------         ------
Net asset value, end of year                                  $ 9.65         $ 9.81         $ 9.76         $ 9.75         $ 9.85
                                                              ------         ------         ------         ------         ------
                                                              ------         ------         ------         ------         ------
TOTAL INVESTMENT RETURN                                        3.18%          6.08%          5.70%          4.49%          8.42%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's $)                           4,135          3,074          2,626          2,766          2,799
Ratio of expenses (after reimbursement) to
  average net assets*<F17>                                     0.90%          0.90%          0.90%          0.90%          0.91%
Ratio of net investment income to
  average net assets**<F18>                                    4.78%          5.40%          5.45%          5.43%          5.59%
Portfolio turnover rate                                           --             --         25.28%         28.65%             --

 *<F17> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratios would have been 2.15%, 2.37%, 2.33%, 2.24% and 2.02% for the years ended September 30, 1999, 1998, 1997, 1996 and 1995, respectively.
**<F18> The ratios of net investment income prior to adviser's expense limitation undertaking to average net assets for the years ended September 30, 1999, 1998, 1997, 1996 and 1995 would have been 3.53%,
          3.93%, 4.02%, 4.09% and 4.48%, respectively.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Money Market Fund
STATEMENT OF NET ASSETS
September 30, 1999

 PRINCIPAL
   AMOUNT                                                                                          RATING            VALUE
   ------                                                                                          ------            -----
SHORT-TERM INVESTMENTS -- 101.6% (A)<F19>

            COMMERCIAL PAPER -- 78.0%
  $540,000  Johnson & Johnson, 4.70%, due 10/04/99                                                  A1+P1         $   539,789
   500,000  Ford Motor Credit Corp., 5.04%, due 10/06/99                                             A1P1             499,650
   500,000  Associates Corp. of North America, 4.90%, due 10/08/99                                  A1+P1             499,524
   500,000  General Motors Acceptance Corp., 5.03%, due 10/12/99                                     A1P1             499,231
   550,000  Procter & Gamble Co., 5.02%, due 10/29/99                                               A1+P1             547,852
   515,000  Prudential Funding Corp., 4.94%, due 11/01/99                                            A1P1             512,809
   560,000  Coca Cola Co., 5.03%, due 11/12/99                                                      A1+P1             556,714
   500,000  EI duPont de Nemours, 5.03%, due 11/16/99                                               A1+P1             496,786
   500,000  American Home Products, 5.03%, due 11/19/99                                              A1P1             496,577
   700,000  Hewlett Packard, 5.23%, due 11/24/99                                                    A1+P1             694,509
   500,000  Motorola Credit Corp., 5.20%, due 11/24/99                                               A1P1             496,100
   300,000  John Deere Capital Corp., 5.18%, due 12/10/99                                            A1P1             296,979
   500,000  American General Corp., 5.60%, due 01/18/00                                             A1+P1             491,522
   300,000  PG&E Corp., 5.68%, due 01/19/00                                                          A1P1             294,793
   400,000  Times Mirror, 5.62%, due 01/21/00                                                        A1P1             393,006
   500,000  Weyerhaeuser Real Estate, 5.66%, due 01/25/00                                            A1P1             490,881
   750,000  BellSouth Telecommunications, 5.60%, due 01/27/00                                       A1+P1             736,233
   300,000  Fluor Corp., 5.73%, due 01/27/00                                                         A1P1             294,366
   600,000  General Electric Capital Corp., 5.72%, due 02/01/00                                     A1+P1             588,274
   400,000  Rockwell International, 5.58%, due 02/01/00                                              A1P1             392,374
   700,000  Norwest Financial, Inc., 5.60%, due 02/04/00                                             A1P1             686,280
   575,000  IBM Credit Corp., 5.71%, due 02/09/00                                                    A1P1             563,053
   220,000  Coca Cola Co., 5.60%, due 02/11/00                                                      A1+P1             215,448
   800,000  American Express Credit Corp., 5.73%, due 02/18/00                                       A1P1             782,173
   300,000  HomeDepot Real Estate Funding, 5.68%, due 02/22/00                                      A1+P1             293,220
   500,000  Pfizer Corp., 5.57%, due 03/15/00                                                       A1+P1             487,158
                                                                                                                  -----------
                    Total commercial paper                                                                         12,845,301

            VARIABLE RATE DEMAND NOTES -- 23.6%
   780,000  American Family Financial Services                                                      A1+P1             780,000
   780,000  Firstar Bank U.S.A., N.A.                                                               A1+P1             780,000
   113,783  Pitney Bowes Credit Corp.                                                               A1+P1             113,783
   780,000  Warner-Lambert Co.                                                                      A1+P1             780,000
   780,000  Wisconsin Electric Power Co.                                                            A1+P1             780,000
   648,200  Wisconsin Corporate Central Credit Union                                                A1+P1             648,200
                                                                                                                  -----------
                    Total variable rate demand notes                                                                3,881,983
                                                                                                                  -----------
                    Total investments (amortized cost $16,727,284)                                                 16,727,284
                                                                                                                  -----------
            Liabilities, less cash and receivables -- (1.6%) (A)<F19>                                                (265,523)
                                                                                                                  -----------
                    NET ASSETS                                                                                    $16,461,761
                                                                                                                  -----------
                                                                                                                  -----------
            Net Asset Value Per Share ($0.01 par value, 500,000,000 shares authorized),
              offering and redemption price ($16,461,761 / 16,461,761 shares outstanding)                         $      1.00
                                                                                                                  -----------
                                                                                                                  -----------

(a)<F19>  Percentages for the various classifications relate to net assets.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Money Market Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 1999

INCOME:
     Interest                                                        $487,359
                                                                     --------
EXPENSES:
     Management fees                                                   48,719
     Professional fees                                                 20,935
     Registration fees                                                 18,190
     Transfer agent fees                                               17,295
     Administrative services                                            9,744
     Printing and postage expense                                       8,302
     Custodian fees                                                     3,474
     Board of Directors fees                                            1,650
     Other expenses                                                     5,171
                                                                     --------
           Total expenses before reimbursement and
             management fee waiver                                    133,480
     Less expenses assumed by adviser                                 (70,146)
                                                                     --------
           Net expenses                                                63,334
                                                                     --------
NET INVESTMENT INCOME                                                 424,025
                                                                     --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $424,025
                                                                     --------
                                                                     --------

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended September 30, 1999 and 1998

                                                      1999           1998
                                                   -----------    -----------
OPERATIONS:
   Net investment income                           $   424,025    $   184,522
                                                   -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income ($0.0437
     and $0.0488 per share, respectively)             (424,025)      (184,522)
                                                   -----------    -----------
FUND SHARE ACTIVITIES:
   Proceeds from shares issued (55,837,068 and
     10,462,294 shares, respectively)               55,837,068     10,462,294
   Net asset value of shares issued in
     distributions (365,895 and 172,920 shares,
     respectively)                                     365,895        172,920
   Cost of shares redeemed (44,620,471 and
     8,788,422 shares, respectively)               (44,620,471)    (8,788,422)
                                                   -----------    -----------
       Net increase in net assets derived from
         Fund share activities.                     11,582,492      1,846,792
                                                   -----------    -----------
       TOTAL INCREASE                               11,582,492      1,846,792

NET ASSETS AT THE BEGINNING OF THE YEAR              4,879,269      3,032,477
                                                   -----------    -----------
NET ASSETS AT THE END OF THE YEAR                  $16,461,761    $ 4,879,269
                                                   -----------    -----------
                                                   -----------    -----------

  The accompanying notes to financial statements are an integral part of these statements.

Reynolds Money Market Fund
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each year)

                                                                                  YEARS ENDED SEPTEMBER 30,
                                                             ------------------------------------------------------------------
                                                              1999           1998           1997           1996           1995
                                                             ------         ------         ------         ------         ------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of year                           $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
Income from investment operations:
     Net investment income                                     0.04           0.05           0.05           0.05           0.05
Less distributions:
     Dividends from net investment income                     (0.04)         (0.05)         (0.05)         (0.05)         (0.05)
                                                             ------         ------         ------         ------         ------
Net asset value, end of year                                 $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
                                                             ------         ------         ------         ------         ------
                                                             ------         ------         ------         ------         ------
TOTAL INVESTMENT RETURN                                       4.46%          4.99%          4.87%          4.87%          5.22%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's $)                         16,462          4,879          3,032          3,980          3,743
Ratio of expenses (after reimbursement) to
  average net assets*<F20>                                    0.65%          0.65%          0.65%          0.65%          0.65%
Ratio of net investment income to
  average net assets**<F21>                                   4.35%          4.88%          4.77%          4.78%          5.08%

 *<F20> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratios would have been 1.37%, 1.96%, 2.02%, 1.39% and 1.95% for the years ended September 30, 1999, 1998, 1997, 1996 and 1995, respectively.
**<F21> If the Fund had paid all of its expenses, the ratios would have been 3.63%, 3.57%, 3.40%, 4.04% and 3.78% for the years ended September 30,
          1999, 1998, 1997, 1996 and 1995, respectively.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Funds, Inc.
NOTES TO FINANCIAL STATEMENTS
September 30, 1999

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES --

     The following is a summary of significant accounting policies of the Reynolds Funds, Inc. (the "Company"), which is registered as a diversified, open-end management investment company under the Investment Company Act of 1940. This Company consists of a series of four funds: the Reynolds Blue Chip Growth Fund ("Blue Chip Fund"), the Reynolds Money Market Fund ("Money Market Fund"), the Reynolds Opportunity Fund ("Opportunity Fund") and the Reynolds U.S. Government Bond Fund ("Government Bond Fund") (collectively the "Funds"). The assets and liabilities of each Fund are segregated and a shareholder's interest is limited to the Fund in which the shareholder owns shares. The Company was incorporated under the laws of Maryland on April 28, 1988.

     The investment objective of the Blue Chip Fund is to produce long-term growth of capital, with current income as a secondary objective, by investing in a diversified portfolio of common stocks issued by well-established growth companies commonly referred to as "blue chip" companies; the investment objective of the Money Market Fund is to provide a high level of current income, consistent with liquidity, the preservation of capital and a stable net asset value, by investing in a diversified portfolio of high-quality, highly liquid money market instruments; the investment objective of the Opportunity Fund is to produce long-term growth of capital by investing in a diversified portfolio of common stocks having above average growth characteristics; and the investment objective of the Government Bond Fund is to provide a high level of current income by investing in a diversified portfolio of securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.

     (a) Each security for the Blue Chip Fund, Opportunity Fund and Government Bond Fund, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Short-term investments with maturities of 60 days or less held by these Funds and all instruments held by the Money Market Fund are valued at amortized cost which approximates quoted market value. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. For financial reporting purposes, investment transactions are recorded on trade date. Cost amounts for the Blue Chip Fund and the Opportunity Fund, as reported on the statements of net assets are substantially the same for Federal income tax purposes. Cost amounts, as reported on the statements of net assets for the Government Bond Fund and the Money Market Fund, are the same for Federal income tax purposes.

     (b) Net realized gains and losses on common stock of the Blue Chip Fund and the Opportunity Fund are computed on the identified cost basis.

     (c) Provision has not been made for Federal income taxes since the Funds have elected to be taxed as "regulated investment companies" and intend to distribute substantially all income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Government Bond Fund has $231,244, $19,651, $2,405 and $9,179 of net capital losses which expire September 30, 2003, 2004, 2005 and 2007, respectively.

     (d) The Blue Chip Fund and the Opportunity Fund record dividend income on the ex-dividend date and interest income on the accrual basis. The Government Bond Fund and the Money Market Fund record interest income on the accrual basis.

     (e) The Funds have investments in short-term variable rate demand notes, which are unsecured instruments. The Funds may be susceptible to credit risk with respect to these notes to the extent the issuer defaults on its payment obligation. The Funds' policy is to monitor the creditworthiness of the issuer and the Funds do not anticipate nonperformance by these counterparties.

     (f) Generally accepted accounting principles require that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts.

     (g) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(2) INVESTMENT ADVISER AND MANAGEMENT AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES --

     The Funds have management agreements with Reynolds Capital Management ("RCM"), with whom certain officers and directors of the Funds are affiliated, to serve as investment adviser and manager. Under the terms of the agreements, the Blue Chip Fund and the Opportunity Fund will pay RCM a monthly management fee at the annual rate of 1% of such Funds' daily net assets; from the Government Bond Fund a monthly fee of 0.75% of such Fund's daily net assets; and from the Money Market Fund a monthly fee of 0.5% of such Fund's daily net assets. For the year ended September 30, 1999, RCM voluntarily waived $27,602 and $48,719 of the management fees due from the Government Bond Fund and the Money Market Fund, respectively, under the agreements. Additionally, RCM assumed $18,375 and $21,427 of other expenses of the Government Bond Fund and the Money Market Fund, respectively.

     In addition to the reimbursement required under the management agreements, RCM has voluntarily reimbursed the Government Bond Fund and the Money Market Fund for expenses over 0.90% and 0.65% of the daily net assets of the Funds, respectively. These voluntary reimbursements to the Government Bond Fund and the Money Market Fund may be modified or discontinued at any time by RCM.

     The Funds have administrative agreements with Fiduciary Management, Inc. ("FMI"), with whom certain officers of the Funds are affiliated, to supervise all aspects of the Funds' operations except those per#formed by RCM pursuant to the management agreements. Under the terms of the agreements, the Blue Chip Fund and the Opportunity Fund will pay FMI a monthly administrative fee at the annual rate of 0.2% of such Funds' daily net assets up to and including $30,000,000 and 0.1% of such Funds' daily net assets in excess of $30,000,000; and the Government Bond Fund and the Money Market Fund will pay FMI a monthly administrative fee at the annual rate of 0.1% of such Funds' daily net assets.

     The Blue Chip Fund and Opportunity Fund have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that each Fund adopting it may incur certain costs which may not exceed a maximum amount equal to 0.25% per annum of such Fund's average daily net assets. Payments made pursuant to the Plan may only be used to pay distribution expenses incurred in the current year.

(3)  DISTRIBUTION TO SHAREHOLDERS --

     Net investment income and net realized gains, if any, are distributed to shareholders. The distributions were declared on October 27, 1999, and were paid on October 28, 1999 to shareholders of record on October 26, 1999.
                                                      BLUE CHIP     OPPORTUNITY
                                                        FUND           FUND
                                                      --------       --------
          Dividend from net investment income         $     --       $     --
          $ per share                                       --             --
          Short-term gains                                  --        257,535
          $ per share                                       --        0.09367
          Long-term capital gains taxed at 20%          37,972         30,716
          $ per share                                  0.00526        0.01118

(4)  INVESTMENT TRANSACTIONS --

     For the year ended September 30, 1999, purchases and proceeds of sales of investment securities of the Blue Chip Fund (excluding short-term securities) were $242,642,411 and $16,064,846, respectively; purchases and proceeds of sales of investment securities of the Opportunity Fund (excluding short-term securities) were $63,761,168 and $21,371,408, respectively; purchases and proceeds of sales of long-term investment securities for the Government Bond Fund (excluding short-term securities) were $2,488,313 and $0, respectively.

(5)  ACCOUNTS PAYABLE AND ACCRUED LIABILITIES --

     As of September 30, 1999, liabilities of the Funds included the following:

                                                              BLUE CHIP       OPPORTUNITY       GOVERNMENT        MONEY MARKET
                                                                FUND              FUND           BOND FUND            FUND
                                                            ------------      -----------       ----------        ------------
          Payable to brokers for investments purchased      $    238,060      $        --       $       --        $         --
          Payable to RCM for management fees                     325,588           80,319               --                  --
          Payable for distribution fees                          164,535           68,274               --                  --
          Payable to shareholders for redemptions                131,785               --               --                  --
          Other liabilities                                      198,042           52,307            1,293               5,508

(6)  SOURCES OF NET ASSETS --

As of September 30, 1999, the sources of net assets were as follows:

                                                              BLUE CHIP       OPPORTUNITY       GOVERNMENT        MONEY MARKET
                                                                FUND              FUND           BOND FUND            FUND
                                                            ------------      -----------       ----------        ------------
          Fund shares issued and outstanding                $287,943,109      $63,878,994       $4,443,126        $ 16,461,761
          Net unrealized appreciation (depreciation)
            on investments                                    99,218,601       33,481,002          (45,409)                 --
          Accumulated net realized loss on investments          (210,795)         (42,999)        (262,480)                 --
                                                            ------------      -----------       ----------        ------------
                                                            $386,950,915      $97,316,997       $4,135,237        $ 16,461,761
                                                            ------------      -----------       ----------        ------------
                                                            ------------      -----------       ----------        ------------

     Aggregate net unrealized appreciation (depreciation) for the Funds as of September 30, 1999 consisted of the following:

                                                                               BLUE CHIP        OPPORTUNITY        GOVERNMENT
                                                                                  FUND             FUND            BOND FUND
                                                                              ------------      -----------        ----------
          Aggregate gross unrealized appreciation                             $122,412,474      $37,250,446        $    2,658
          Aggregate gross unrealized depreciation                              (23,193,873)      (3,769,444)          (48,067)
                                                                              ------------      -----------        ----------
          Net unrealized appreciation (depreciation)                          $ 99,218,601      $33,481,002        $  (45,409)
                                                                              ------------      -----------        ----------
                                                                              ------------      -----------        ----------

(7)  REQUIRED FEDERAL INCOME TAX DISCLOSURES (UNAUDITED) --

     In early 1999, shareholders received information regarding all distributions paid to them by the Funds during the fiscal year ended September 30, 1999. The Funds hereby designate the following amounts as long-term capital gains distributions.

                                                     BLUE CHIP     OPPORTUNITY
                                                       FUND           FUND
                                                    ----------      --------
          Capital gains taxed at 20%                $1,449,438      $689,257

     For the Blue Chip Fund, the percentage of ordinary income which is eligible for the corporate dividend received deduction for the fiscal year ended September 30, 1999, was 100%.

                                                       100 East Wisconsin Avenue
                                                                      Suite 1500
                                                             Milwaukee, WI 53202
Reynolds Funds, Inc.
REPORT OF INDEPENDENT ACCOUNTANTS

(PRICEWATERHOUSECOOPERS LOGO)

October 28, 1999

To the Shareholders and Board of Directors of Reynolds Funds, Inc.

   In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Reynolds Blue Chip Growth Fund, Reynolds Opportunity Fund, Reynolds U.S. Government Bond Fund and Reynolds Money Market Fund (constituting Reynolds Funds, Inc., hereafter referred to as the "Funds") at September 30, 1999, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1999 by correspondence with the custodian and brokers and application of alternative auditing procedures where confirmations were not received, provide a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCoopers LLP

                                 REYNOLDS FUNDS
                            Wood Island, Third Floor
                      80 East Sir Francis Drake Boulevard
                           Larkspur, California 94939
                             www.reynoldsfunds.com

                               BOARD OF DIRECTORS
                             FREDERICK L. REYNOLDS
                                ROBERT E. SNADER
                               ROBERT E. STAUDER

                               INVESTMENT ADVISER
                          REYNOLDS CAPITAL MANAGEMENT
                            Wood Island, Third Floor
                      80 East Sir Francis Drake Boulevard
                           Larkspur, California 94939

                                 ADMINISTRATOR
                           FIDUCIARY MANAGEMENT, INC.
                             225 East Mason Street
                           Milwaukee, Wisconsin 53202

                               TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT
                       FIRSTAR MUTUAL FUND SERVICES, LLP
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202
                                 1-800-773-9665
                               OR 1-800-7REYNOLDS
                                 1-414-765-4124

                            INDEPENDENT ACCOUNTANTS
                           PRICEWATERHOUSECOOPERS LLP
                           100 East Wisconsin Avenue
                                   Suite 1500
                           Milwaukee, Wisconsin 53202

                                 LEGAL COUNSEL
                                FOLEY & LARDNER
                           777 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202